Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 23,457	$ 22,093	$ 8,966
Increases as a result of positions taken in prior period		750	6
Decreases as a result of positions taken in prior period	(15,506)	(4,794)	4,393
Increases as a result of positions taken in current period	8,859	5,408	8,728
Unrecognized tax exposure at end of year	$ 16,810	$ 23,457	$ 22,093